PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,800	$ 1,793
Less - accumulated depreciation and amortization	1,771	1,757
Net book value	29	36
Depreciation and amortization expenses	14	6	$ 13
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,732	1,725
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	24	24
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 44	$ 44